INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquired intangible assets, net
Gross carrying amount	$ 13,868	$ 14,728
Accumulated amortization	(7,216)	(5,474)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	5,630	8,232
Total amortization expenses	2,148	2,082	$ 1,403
Expected amortization expenses
2022	2,052
2023	685
2024	685
2025	685
2026	685
Thereafter	838
Impairment charges, intangible assets	0	0	$ 0
Technology platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	2,906	3,181
Accumulated amortization	(2,372)	(1,975)
Net carrying amount	534	1,206
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	6,849	7,413
Accumulated amortization	(2,797)	(2,286)
Net carrying amount	4,052	5,127
In-progress orders
Acquired intangible assets, net
Intangible assets subject to amortization	192	207
Accumulated amortization	(192)	(207)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Software
Acquired intangible assets, net
Intangible assets subject to amortization	76	82
Accumulated amortization	(42)	(18)
Net carrying amount	34	64
Internal use software
Acquired intangible assets, net
Intangible assets subject to amortization	2,474	2,474
Accumulated amortization	(1,674)	(849)
Net carrying amount	800	1,625
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210